[ING LETTERHEAD]

February 13, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Products Trust (“Registrant”)
SEC File Nos. 333-73140; 811-8220

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 38 (the “Amendment”) to the Registration Statement of ING Variable Products Trust. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), as amended for the purpose of extending the effective date of Post-Effective Amendment No. 36 from February 17, 2009 to February 20, 2009 for the Registrant’s Service 2 Class shares.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Sincerely,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

cc.	Jeffrey S. Puretz, Esq.
Dechert LLP